Net Defined Benefit Liabilities - Summary of Changes in the Fair Value of Plan Assets (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of net defined benefit liability (asset) [Line Items]
Interest income	₩ (10,458)	₩ (8,691)	₩ (12,141)
Plan assets [member]
Disclosure of net defined benefit liability (asset) [Line Items]
Beginning	1,519,779	1,334,780
Interest income	41,233	30,303
Remeasurements:
Return on plan assets (excluding amounts included in interest income)	1,409	(5,557)
Benefits paid	(116,303)	(130,510)
Employer contributions	179,100	290,895
Changes in scope of consolidation	17,828	(132)
Ending	₩ 1,643,046	₩ 1,519,779	₩ 1,334,780